Fair Value Measurements (Details 6) (Significant Unobservable Inputs (Level 3), Commodity contracts, Oil, Collars and puts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Unobservable Inputs (Level 3) | Commodity contracts | Oil | Collars and puts
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$ (567)	$ 7,475
Total gains (losses):
Included in earnings		(461)
Monetization of put options		(7,625)
Purchases (premiums paid)		44
Transfers out of Level 3	567
Balance at the end of the period		$ (567)